Other liabilities and tax payable - narrative (Details) € in Millions, $ in Millions				12 Months Ended
	Jun. 30, 2017 EUR (€)	Jan. 20, 2017 EUR (€)	Jan. 20, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of a Brazilian indirect tax liability	€ 895			€ 895	€ 0	€ 0
Payments to employee unions		€ 166	$ 175
Net revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of a Brazilian indirect tax liability				547
Net financial income (expense)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of a Brazilian indirect tax liability				€ 348